Distribution Date:	08/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

July 2022 Revision
The report was revised to correct the page numbers in the table of contents on the 1st page.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell	Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24	Trustee	U.S. Bank National Association
Modified Loan Detail	25		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	32,839,700.24	1,188,526.80	89,980.78	0.00	0.00	1,278,507.58	31,651,173.44	36.33%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	152,568,364.72	6,915,106.57	416,003.07	0.00	0.00	7,331,109.64	145,653,258.15	36.33%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	325,154,000.00	0.00	960,288.15	0.00	0.00	960,288.15	325,154,000.00	36.33%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	30.27%	25.00%
B	61766LBW8	4.765493%	50,172,000.00	50,172,000.00	0.00	199,245.28	0.00	0.00	199,245.28	50,172,000.00	23.92%	19.75%
C	61766LBX6	4.765493%	46,588,000.00	46,588,000.00	0.00	185,012.34	0.00	0.00	185,012.34	46,588,000.00	18.01%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	131,400.00	0.00	0.00	131,400.00	52,560,000.00	11.35%	9.38%
E-1	61766LAE9	4.765493%	14,335,000.00	14,335,000.00	0.00	56,927.79	0.00	0.00	56,927.79	14,335,000.00	9.54%	7.88%
E-2	61766LAG4	4.765493%	14,335,000.00	14,335,000.00	0.00	56,927.79	0.00	0.00	56,927.79	14,335,000.00	7.72%	6.37%
F-1	61766LAL3	4.765493%	4,778,000.00	4,778,000.00	0.00	18,974.61	0.00	0.00	18,974.61	4,778,000.00	7.11%	5.88%
F-2	61766LAN9	4.765493%	4,778,000.00	4,778,000.00	0.00	18,974.61	0.00	0.00	18,974.61	4,778,000.00	6.51%	5.38%
G-1	61766LAU3	4.765493%	11,348,500.00	11,348,500.00	0.00	45,067.67	0.00	0.00	45,067.67	11,348,500.00	5.07%	4.19%
G-2	61766LAW9	4.765493%	11,348,500.00	11,348,500.00	0.00	45,067.67	0.00	0.00	45,067.67	11,348,500.00	3.63%	3.00%
H-1	61766LBC2	4.765493%	14,334,677.00	14,334,677.00	0.00	201,921.23	0.00	0.00	201,921.23	14,334,677.00	1.82%	1.50%
H-2	61766LBE8	4.765493%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	0.00	0.00	14,334,677.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	797,256,418.96	8,103,633.37	2,583,113.22	0.00	0.00	10,686,746.59	789,152,785.59

X-A	61766LBT5	1.319240%	668,954,000.00	510,562,064.96	0.00	561,294.75	0.00	0.00	561,294.75	502,458,431.59
X-B	61766LBU2	0.397310%	97,954,000.00	97,954,000.00	0.00	32,431.77	0.00	0.00	32,431.77	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.765493%	52,560,000.00	52,560,000.00	0.00	77,328.61	0.00	0.00	77,328.61	52,560,000.00
Notional SubTotal			819,468,000.00	661,076,064.96	0.00	671,055.13	0.00	0.00	671,055.13	652,972,431.59

Deal Distribution Total					8,103,633.37	3,254,168.35	0.00	0.00	11,357,801.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	553.78921147	20.04261046	1.51738246	0.00000000	0.00000000	0.00000000	0.00000000	21.55999292	533.74660101
A-3	61766LBR9	709.62030102	32.16328637	1.93489800	0.00000000	0.00000000	0.00000000	0.00000000	34.09818437	677.45701465
A-4	61766LBS7	1,000.00000000	0.00000000	2.95333334	0.00000000	0.00000000	0.00000000	0.00000000	2.95333334	1,000.00000000
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.97124452	0.00000000	0.00000000	0.00000000	0.00000000	3.97124452	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	3.97124453	0.00000000	0.00000000	0.00000000	0.00000000	3.97124453	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	3.97124451	0.00000000	0.00000000	0.00000000	0.00000000	3.97124451	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	3.97124451	0.00000000	0.00000000	0.00000000	0.00000000	3.97124451	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	3.97124529	0.00000000	0.00000000	0.00000000	0.00000000	3.97124529	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	3.97124529	0.00000000	0.00000000	0.00000000	0.00000000	3.97124529	1,000.00000000
G-1	61766LAU3	1,000.00000000	0.00000000	3.97124466	0.00000000	0.00000000	0.00000000	0.00000000	3.97124466	1,000.00000000
G-2	61766LAW9	1,000.00000000	0.00000000	3.97124466	0.00000000	0.00000000	0.00000000	0.00000000	3.97124466	1,000.00000000
H-1	61766LBC2	1,000.00000000	0.00000000	14.08620717	(10.11496248)	43.15632644	0.00000000	0.00000000	14.08620717	1,000.00000000
H-2	61766LBE8	1,000.00000000	0.00000000	0.00000000	3.97124470	94.84749255	0.00000000	0.00000000	0.00000000	1,000.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	763.22447427	0.00000000	0.83906330	0.00000000	0.00000000	0.00000000	0.00000000	0.83906330	751.11058696
X-B	61766LBU2	1,000.00000000	0.00000000	0.33109184	0.00000000	0.00000000	0.00000000	0.00000000	0.33109184	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.47124448	0.00000000	0.00000000	0.00000000	0.00000000	1.47124448	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	89,980.78	0.00	89,980.78	0.00	0.00	0.00	89,980.78	0.00
A-3	07/01/22 - 07/30/22	30	0.00	416,003.07	0.00	416,003.07	0.00	0.00	0.00	416,003.07	0.00
A-4	07/01/22 - 07/30/22	30	0.00	960,288.15	0.00	960,288.15	0.00	0.00	0.00	960,288.15	0.00
X-A	07/01/22 - 07/30/22	30	0.00	561,294.75	0.00	561,294.75	0.00	0.00	0.00	561,294.75	0.00
X-B	07/01/22 - 07/30/22	30	0.00	32,431.77	0.00	32,431.77	0.00	0.00	0.00	32,431.77	0.00
X-D	07/01/22 - 07/30/22	30	0.00	77,328.61	0.00	77,328.61	0.00	0.00	0.00	77,328.61	0.00
A-S	07/01/22 - 07/30/22	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	07/01/22 - 07/30/22	30	0.00	199,245.28	0.00	199,245.28	0.00	0.00	0.00	199,245.28	0.00
C	07/01/22 - 07/30/22	30	0.00	185,012.34	0.00	185,012.34	0.00	0.00	0.00	185,012.34	0.00
D	07/01/22 - 07/30/22	30	0.00	131,400.00	0.00	131,400.00	0.00	0.00	0.00	131,400.00	0.00
E-1	07/01/22 - 07/30/22	30	0.00	56,927.79	0.00	56,927.79	0.00	0.00	0.00	56,927.79	0.00
E-2	07/01/22 - 07/30/22	30	0.00	56,927.79	0.00	56,927.79	0.00	0.00	0.00	56,927.79	0.00
F-1	07/01/22 - 07/30/22	30	0.00	18,974.61	0.00	18,974.61	0.00	0.00	0.00	18,974.61	0.00
F-2	07/01/22 - 07/30/22	30	0.00	18,974.61	0.00	18,974.61	0.00	0.00	0.00	18,974.61	0.00
G-1	07/01/22 - 07/30/22	30	0.00	45,067.67	0.00	45,067.67	0.00	0.00	0.00	45,067.67	0.00
G-2	07/01/22 - 07/30/22	30	0.00	45,067.67	0.00	45,067.67	0.00	0.00	0.00	45,067.67	0.00
H-1	07/01/22 - 07/30/22	30	760,606.17	56,926.51	0.00	56,926.51	(144,994.72)	0.00	0.00	201,921.23	618,632.00
H-2	07/01/22 - 07/30/22	30	1,297,528.86	56,926.51	0.00	56,926.51	56,926.51	0.00	0.00	0.00	1,359,608.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,058,135.03	3,166,100.14	0.00	3,166,100.14	(88,068.21)	0.00	0.00	3,254,168.35	1,978,240.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.765493%	9,556,000.00	9,556,000.00	0.00	37,949.21	0.00	0.00	37,949.21	9,556,000.00
G	61766LAY5	4.765493%	22,697,000.00	22,697,000.00	0.00	90,135.33	0.00	0.00	90,135.33	22,697,000.00
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.765493%	14,335,000.00	14,335,000.00	0.00	56,927.79	0.00	0.00	56,927.79	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.765493%	14,335,000.00	14,335,000.00	0.00	56,927.79	0.00	0.00	56,927.79	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.765493%	4,778,000.00	4,778,000.00	0.00	18,974.61	0.00	0.00	18,974.61	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.765493%	4,778,000.00	4,778,000.00	0.00	18,974.61	0.00	0.00	18,974.61	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.765493%	11,348,500.00	11,348,500.00	0.00	45,067.67	0.00	0.00	45,067.67	11,348,500.00
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	4.765493%	11,348,500.00	11,348,500.00	0.00	45,067.67	0.00	0.00	45,067.67	11,348,500.00
H-1 (Cert)	61766LBC2	4.765493%	2,608,677.00	2,608,677.00	0.00	36,746.36	0.00	0.00	36,746.36	2,608,677.00
H-1 (Exch)	NA	4.765493%	11,726,000.00	11,726,000.00	0.00	165,174.86	0.00	0.00	165,174.86	11,726,000.00
H-2 (Cert)	61766LBE8	4.765493%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	0.00	0.00	2,608,677.00
H-2 (Exch)	NA	4.765493%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	0.00	0.00	11,726,000.00
Regular Interest Total			121,845,354.08	121,845,354.00	0.00	571,945.90	0.00	0.00	571,945.90	121,845,354.00

Exchangeable Certificate Details
H	61766LBG3	4.765493%	23,452,000.00	23,452,000.00	0.00	165,174.86	0.00	0.00	165,174.86	23,452,000.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	23,452,000.00	0.00	165,174.86	0.00	0.00	165,174.86	23,452,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	11,357,801.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,182,040.81	Master Servicing Fee	9,914.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,101.39
Interest Adjustments	154,158.68	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	343.26
ARD Interest	0.00	Operating Advisor Fee	1,193.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,940.70
Total Interest Collected	3,336,199.49

Principal		Expenses/Reimbursements
Scheduled Principal	8,103,633.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	52,068.56
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,610.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,969.78
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(3,558.52)
Total Principal Collected	8,103,633.37	Total Expenses/Reimbursements	66,090.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,254,168.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,103,633.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,357,801.72
Total Funds Collected	11,439,832.86	Total Funds Distributed	11,439,832.89

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	797,256,419.65	797,256,419.65	Beginning Certificate Balance	797,256,418.96
(-) Scheduled Principal Collections	8,103,633.37	8,103,633.37	(-) Principal Distributions	8,103,633.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	789,152,786.28	789,152,786.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	798,620,674.98	798,620,674.98	Ending Certificate Balance	789,152,785.59
Ending Actual Collateral Balance	790,427,225.72	790,427,225.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP
5,000,000 or less	5	17,350,702.17	2.20%	40	5.0397	2.460672	1.30 or less	14	323,177,393.69	40.95%	39	4.7350	1.053898
5,000,001 to 10,000,000	8	52,510,265.74	6.65%	41	4.9426	2.074089	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	47,097,826.55	5.97%	40	5.0431	1.432617	1.41 to 1.50	4	54,099,864.95	6.86%	53	5.1843	1.424936
15,000,001 to 25,000,000	5	91,181,230.48	11.55%	40	4.6560	1.437859	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	9	307,812,313.12	39.01%	41	4.6908	1.471102	1.61 to 1.70	4	78,141,627.17	9.90%	39	4.5847	1.683373
50,000,001 to 75,000,000	2	129,750,701.67	16.44%	40	4.5871	3.363301	1.71 to 1.80	2	16,191,017.50	2.05%	40	4.9077	1.706365
75,000,001 or greater	1	90,000,000.00	11.40%	41	3.8420	2.430000	1.81 to 2.50	4	142,991,675.01	18.12%	41	4.1670	2.263623
Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297	2.51 to 3.00	3	40,409,466.61	5.12%	41	4.9185	2.857305
							3.01 or greater	3	80,691,994.80	10.23%	40	4.3482	5.478893
							Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP
							Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP
California	6	70,950,341.12	8.99%	40	4.6180	1.812708
							Lodging	6	79,208,271.98	10.04%	41	5.0962	1.546575
Connecticut	1	3,783,461.51	0.48%	40	4.8050	1.146000
							Mixed Use	1	29,714,940.98	3.77%	40	4.6900	1.890000
Florida	6	97,401,612.86	12.34%	40	4.4751	4.878478
							Mobile Home Park	1	1,979,155.79	0.25%	39	5.1900	1.165900
Georgia	1	7,281,202.57	0.92%	42	5.2400	1.694500
							Multi-Family	3	44,160,803.78	5.60%	40	4.8287	1.520648
Indiana	1	7,518,114.33	0.95%	40	5.0680	1.024800
							Office	8	228,158,753.41	28.91%	39	4.6082	1.095178
Iowa	2	23,154,697.52	2.93%	40	4.6889	1.174132
							Retail	15	322,393,161.95	40.85%	42	4.4382	2.707647
Maryland	1	27,079,492.13	3.43%	66	5.2800	1.406000
							Self Storage	6	30,087,951.84	3.81%	41	4.8230	2.897300
Nevada	1	10,717,760.78	1.36%	38	4.7670	1.424800
							Totals	43	789,152,786.28	100.00%	41	4.6285	1.936297
New Jersey	2	95,952,004.56	12.16%	37	4.3720	1.139261

New Mexico	1	33,024,762.54	4.18%	39	4.8800	1.264700

New York	1	10,654,359.15	1.35%	42	5.4000	1.457900

North Carolina	1	40,025,590.64	5.07%	39	4.4600	1.682600

Ohio	2	39,873,486.42	5.05%	42	5.2109	1.015375

Oklahoma	5	103,832,914.27	13.16%	41	3.9727	2.492255

Pennsylvania	1	11,941,017.50	1.51%	40	4.9300	1.705000

Texas	5	84,865,430.09	10.75%	41	4.7400	1.575539

Virginia	2	63,396,791.74	8.03%	40	4.9618	0.865074

Washington	1	4,250,000.00	0.54%	40	4.8450	1.710200

Totals	43	789,152,786.28	100.00%	41	4.6285	1.936297

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP
	4.000% or less	1	90,000,000.00	11.40%	41	3.8420	2.430000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	3	157,549,241.14	19.96%	37	4.2665	3.259051	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	19	375,306,225.74	47.56%	40	4.7578	1.484287	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	11	112,847,572.85	14.30%	47	5.2307	1.496492	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297	49 months or greater	34	735,703,039.73	93.23%	41	4.6131	1.981912
								Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP
	60 months or less	33	708,623,547.60	89.80%	40	4.5876	2.003920	Interest Only	5	188,450,000.00	23.88%	41	4.1405	3.633768
61 months to 84 months		1	27,079,492.13	3.43%	66	5.2800	1.406000	240 months or less	4	17,424,582.62	2.21%	41	5.0334	2.424875
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	25	529,828,457.11	67.14%	41	4.7674	1.379810
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297	Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	53,449,746.55	6.77%	40	4.8408	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	701,646,822.93	88.91%	41	4.5820	1.998942
	13 months to 24 months	2	7,967,419.50	1.01%	40	5.1656	3.937320
	25 months or greater	1	26,088,797.30	3.31%	42	5.2800	0.926700
	Totals	37	789,152,786.28	100.00%	41	4.6285	1.936297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	297,755.00	0.00	0.00	N/A	01/01/26	--	90,000,000.00	90,000,000.00	08/01/22
2	305471002	RT	Ellenton	FL	Actual/360	4.298%	263,545.81	0.00	0.00	N/A	12/01/25	--	71,200,000.00	71,200,000.00	08/01/22
4	300801423	OF	Arlington	VA	Actual/360	4.938%	249,267.36	70,555.95	0.00	N/A	12/01/25	--	58,621,257.62	58,550,701.67	08/01/22
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	353,845.36	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	08/01/22
6	1543829	OF	Trenton	NJ	Actual/360	4.050%	161,761.89	59,685.77	0.00	N/A	04/01/25	--	46,383,336.27	46,323,650.50	02/01/22
7	300801384	RT	Greenville	NC	Actual/360	4.460%	154,010.28	75,451.40	0.00	N/A	11/06/25	--	40,101,042.04	40,025,590.64	08/06/22
8	300801421	MF	Manchester	NH	Actual/360	4.793%	161,190.99	48,505.94	0.00	N/A	12/01/25	--	39,054,774.69	39,006,268.75	08/01/22
9	305471009	LO	Albuquerque	NM	Actual/360	4.880%	139,020.94	57,957.43	0.00	N/A	11/01/25	--	33,082,719.97	33,024,762.54	08/01/22
10	695100618	SS	Various	Various	Actual/360	4.823%	125,162.90	48,988.10	0.00	N/A	01/06/26	--	30,136,939.94	30,087,951.84	08/06/22
11	305471011	MU	New Braunfels	TX	Actual/360	4.690%	120,159.66	37,776.85	0.00	N/A	12/01/25	--	29,752,717.83	29,714,940.98	08/01/22
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	118,807.44	41,870.92	0.00	N/A	02/01/26	--	26,130,668.22	26,088,797.30	11/01/20
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	123,278.87	34,629.17	0.00	N/A	02/01/28	--	27,114,121.30	27,079,492.13	08/01/22
15	1546309	OF	Oxnard	CA	Actual/360	4.625%	103,068.33	40,633.66	0.00	N/A	01/01/26	--	25,879,406.79	25,838,773.13	08/01/22
16	300801394	OF	Santa Rosa	CA	Actual/360	4.558%	95,118.60	36,382.06	0.00	N/A	11/01/25	--	24,234,380.41	24,197,998.35	08/01/22
17	305471017	RT	Plano	TX	Actual/360	4.815%	72,145.52	24,559.80	0.00	N/A	01/01/26	--	17,400,185.93	17,375,626.13	08/01/22
18	300801403	MF	Ames	IA	Actual/360	4.553%	68,726.80	23,044.28	0.00	N/A	11/01/25	--	17,529,488.91	17,506,444.63	08/01/22
19	1546147	OF	Houston	TX	Actual/360	4.650%	64,565.88	23,511.33	0.00	N/A	01/01/26	--	16,124,672.70	16,101,161.37	08/01/22
20	305471020	MF	Spring	TX	Actual/360	4.750%	65,444.44	0.00	0.00	N/A	01/01/26	--	16,000,000.00	16,000,000.00	08/01/22
21	305471021	RT	Washington Township	OH	Actual/360	5.080%	60,370.40	16,012.33	0.00	N/A	01/01/26	--	13,800,701.45	13,784,689.12	08/01/22
22	305471022	RT	Philadelphia	PA	Actual/360	4.930%	50,768.60	17,824.06	0.00	N/A	12/01/25	--	11,958,841.56	11,941,017.50	08/01/22
24	300801366	RT	Las Vegas	NV	Actual/360	4.767%	44,064.05	16,696.63	0.00	N/A	10/01/25	--	10,734,457.41	10,717,760.78	08/01/22
25	305471025	MF	Gates	NY	Actual/360	5.400%	49,604.55	13,286.90	0.00	N/A	02/01/26	--	10,667,646.05	10,654,359.15	08/01/22
26	695100612	OF	Indianapolis	IN	Actual/360	5.068%	32,861.25	11,770.03	0.00	N/A	12/06/25	--	7,529,884.36	7,518,114.33	08/06/22
27	300801411	RT	Westminster	CA	Actual/360	4.770%	29,942.30	12,931.69	0.00	N/A	12/01/25	--	7,289,665.72	7,276,734.03	08/01/22
28	695100627	LO	Conyers	GA	Actual/360	5.240%	32,907.52	11,770.82	0.00	N/A	02/06/26	--	7,292,973.39	7,281,202.57	08/06/22
29	695100623	RT	Phoenix	AZ	Actual/360	5.316%	33,302.19	7,274,926.01	0.00	N/A	01/06/22	07/06/22	7,274,926.01	0.00	08/06/22
30	695100615	LO	Orlando	FL	Actual/360	5.040%	31,088.74	12,052.77	0.00	N/A	01/06/26	09/06/25	7,163,303.57	7,151,250.80	08/06/22
31	300801370	SS	Pittsfield Township	MI	Actual/360	4.901%	30,822.17	11,076.87	0.00	N/A	10/01/25	--	7,303,303.87	7,292,227.00	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	305471032	LO	Pensacola	FL	Actual/360	5.150%	24,382.49	22,663.73	0.00	N/A	12/01/25	--	5,498,088.43	5,475,424.70	08/01/22
33	1545281	RT	San Mateo	CA	Actual/360	4.550%	27,426.39	0.00	0.00	N/A	12/01/25	--	7,000,000.00	7,000,000.00	08/01/22
34	1545988	RT	San Bernardino	CA	Actual/360	4.715%	26,980.37	8,348.33	0.00	N/A	01/01/26	--	6,645,183.94	6,636,835.61	08/01/22
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	24,490.87	14,501.29	0.00	N/A	02/01/26	--	5,688,202.90	5,673,701.61	08/01/22
37	305471037	RT	Cedar Rapids	IA	Actual/360	5.110%	24,889.31	8,050.69	0.00	N/A	02/01/26	--	5,656,303.58	5,648,252.89	08/01/22
38	305471038	LO	Norfolk	VA	Actual/360	5.250%	21,943.72	7,820.06	0.00	N/A	02/01/26	--	4,853,910.13	4,846,090.07	08/01/22
39	305471039	RT	Sedro Woolley	WA	Actual/360	4.845%	17,731.35	0.00	0.00	N/A	12/01/25	--	4,250,000.00	4,250,000.00	08/01/22
40	305471040	RT	Southbury	CT	Actual/360	4.805%	15,682.69	6,790.10	0.00	N/A	12/01/25	--	3,790,251.61	3,783,461.51	08/01/22
41	305471041	LO	Pensacola	FL	Actual/360	5.200%	11,204.58	10,269.15	0.00	N/A	12/01/25	--	2,502,263.95	2,491,994.80	08/01/22
42	300801399	MH	Auburndale	FL	Actual/360	5.190%	8,859.88	3,289.25	0.00	N/A	11/01/25	--	1,982,445.04	1,979,155.79	08/01/22
Totals							3,336,199.49	8,103,633.37	0.00				797,256,419.65	789,152,786.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	29,816,893.76	7,460,392.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,160,154.00	4,399,693.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,861,307.00	771,777.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,056,339.86	2,777,241.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,347,121.25	2,495,589.14	01/01/21	09/30/21	--	0.00	0.00	220,687.18	1,328,569.75	0.00	0.00
7	4,576,506.02	1,285,299.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,454,303.99	3,393,843.12	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,215,701.52	3,027,413.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,669,132.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,706,477.00	2,294,221.00	10/01/18	09/30/19	05/11/21	11,495,573.04	1,556,481.37	107,956.36	1,974,231.75	1,638,011.32	0.00
14	3,079,404.00	1,411,760.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,261,067.98	593,370.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,884,736.25	1,466,818.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,671,038.21	330,557.55	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,036,828.56	3,109,292.88	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	799,063.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,503,569.00	812,454.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,046,513.49	555,834.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,438,517.44	735,997.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,121,740.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	997,919.96	842,300.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	791,586.18	179,322.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,029,635.11	302,987.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	936,411.95	1,018,187.18	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	852,394.53	223,465.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	776,119.79	1,734,172.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	1,333.72	0.00
33	1,496,647.35	0.00	--	--	--	0.00	0.00	0.00	0.00	15,637.98	0.00
34	566,193.66	180,977.73	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	577,344.00	288,672.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	629,996.80	158,905.96	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	908,839.40	1,016,981.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	360,000.00	360,000.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	311,789.00	311,788.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	892,874.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	169,183.82	43,584.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	115,311,413.82	45,274,838.63				11,495,573.04	1,556,481.37	328,643.54	3,302,801.50	1,654,983.02	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	2	72,412,447.80	2	72,412,447.80	0	0.00	0	0.00	0	0.00	0	0.00	4.628535%	4.582341%	41
07/15/22	0	0.00	0	0.00	2	72,514,004.49	2	72,514,004.49	0	0.00	0	0.00	0	0.00	0	0.00	4.634987%	4.578655%	41
06/17/22	0	0.00	0	0.00	2	72,625,164.64	2	72,625,164.64	0	0.00	0	0.00	0	0.00	0	0.00	4.635184%	4.578833%	42
05/17/22	0	0.00	1	46,508,158.75	1	26,217,646.89	1	26,217,646.89	0	0.00	0	0.00	0	0.00	0	0.00	4.635363%	4.578994%	43
04/18/22	1	46,573,314.25	0	0.00	1	26,262,769.07	1	26,262,769.07	0	0.00	0	0.00	0	0.00	0	0.00	4.635558%	4.579169%	44
03/17/22	1	33,321,024.21	0	0.00	1	26,303,852.58	1	26,303,852.58	0	0.00	0	0.00	0	0.00	0	0.00	4.635734%	4.579328%	45
02/17/22	0	0.00	0	0.00	1	26,356,294.42	1	26,356,294.42	0	0.00	0	0.00	0	0.00	0	0.00	4.635960%	4.579531%	46
01/18/22	0	0.00	0	0.00	1	26,396,954.63	1	26,396,954.63	0	0.00	0	0.00	0	0.00	0	0.00	4.636134%	4.594256%	47
12/17/21	0	0.00	0	0.00	1	26,437,430.80	1	26,437,430.80	0	0.00	0	0.00	0	0.00	1	28,160,048.98	4.636307%	4.594415%	48
11/18/21	0	0.00	0	0.00	1	26,481,590.16	1	26,481,590.16	0	0.00	1	49,474,154.88	0	0.00	0	0.00	4.646535%	4.581899%	48
10/18/21	2	83,143,334.76	0	0.00	1	26,521,683.27	1	26,521,683.27	0	0.00	0	0.00	0	0.00	0	0.00	4.646706%	4.582056%	49
09/17/21	0	0.00	0	0.00	1	26,565,473.55	1	26,565,473.55	0	0.00	0	0.00	0	0.00	0	0.00	4.646891%	4.582227%	50
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	1543829	02/01/22	5	6	220,687.18	1,328,569.75	134,389.73	46,709,131.07	02/07/22	2		04/07/22
13	1546497	11/01/20	20	6	107,956.36	1,974,231.75	5,011,636.87	26,977,756.18	10/04/19	2		11/01/19
Totals					328,643.54	3,302,801.50	5,146,026.60	73,686,887.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		46,323,651	0	0		46,323,651
37 - 48 Months		715,749,644	689,660,846	0		26,088,797
49 - 60 Months		0	0	0		0
> 60 Months		27,079,492	27,079,492	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	789,152,786	716,740,338	0	0	0	72,412,448
Jul-22	797,256,420	717,467,489	7,274,926	0	0	72,514,004
Jun-22	798,168,181	725,543,017	0	0	0	72,625,165
May-22	799,000,784	726,274,979	0	46,508,159	0	26,217,647
Apr-22	799,905,505	727,069,421	46,573,314	0	0	26,262,769
Mar-22	800,730,862	741,105,985	33,321,024	0	0	26,303,853
Feb-22	801,780,301	775,424,007	0	0	0	26,356,294
Jan-22	802,597,838	768,854,484	0	0	7,346,399 26,396,955
Dec-21	803,411,965	776,974,534	0	0	0	26,437,431
Nov-21	832,348,606	805,867,016	0	0	0	26,481,590
Oct-21	833,244,606	723,579,588	83,143,335	0	0	26,521,683
Sep-21	834,224,672	807,659,199	0	0	0	26,565,474
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	1543829	46,323,650.50	46,709,131.07	29,000,000.00	03/30/22	2,225,596.64	1.11640	09/30/21	04/01/25	281
13	1546497	26,088,797.30	26,977,756.18	25,000,000.00	10/27/21	1,786,835.00	0.92670	09/30/19	02/01/26	281
Totals		72,412,447.80	73,686,887.25	54,000,000.00		4,012,431.64

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	1543829	OF	NJ	02/07/22	2

Cash flow insufficiency resulted in special servicing transfer in 02/2022. A pre-negotiation agreement has been executed. Notice of default and opportunity to cure or purchase the subject loan was sent to the Mezz Lender on 3/4/2022. The

Mezz Lender elected not to cure or purchase the loan. A notice of default and demand for cure was sent to the Borrower on 3/7/2022. Foreclosure complaint was filed on 4/7/2022, with process service on Borrower completed 4/19/2022. A stipulated receivership appointment occurred on 6/22/22, pursuant to which Trigild assumed control of the property, its leases, operations and cash flow. 3rd party assessments are underway in preparation for foreclosure. Efforts are underway to negotiate with the Borrower regarding an agreed or stipulated foreclosure judgment.

13	1546497	LO	OH	10/04/19	2

Counsel filed a foreclosure complaint and the Borrower agreed to appointment of a receiver effective 1/18/2020. Trust Counsel and Borrower Counsel have finalized an Agreed Judgment Entry and Decree and the Court entered the Order on

3/20/2020. Ordinarily, the foreclosure would have occurred in early May. However, a moratorium was placed on sheriff's sales in Cuyahoga County because of the Corona virus pandemic. The moratorium has been lifted effective 10/1/2020.

Trust counsel continues to work 2022 was reported at 50.03% compared to 31.89% in June 2021. June 2022 YTD RevPAR is up 50.5% over June 2021 YTD RevPAR.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			107,034,086.17	2,202,500,000.00	41,333,234.21	1,491,749.53	41,333,234.21	39,841,484.68	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
6	0.00	0.00	9,985.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	1,969.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,625.35	0.00	0.00	52,068.56	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3,558.52)	0.00
Total	0.00	0.00	15,610.65	0.00	1,969.78	52,068.56	0.00	0.00	0.00	0.00	(3,558.52)	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,090.49

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Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

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